SUBSEQUENT EVENTS	5 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions through April 9, 2026, which was the date these financial statements were available for issuance. Based upon this review, the Company has identified below subsequent events that would have required adjustment or disclosure in the financial statements.

On February 12, 2026, the Company further restated and amended the note to increase the aggregate principal amount to $450,000.

On April 7, 2026, the Company further restated and amended the note to increase the aggregate principal amount to $550,000.